MAJOR CUSTOMERS (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit Concentration Risk [Member] | Sales Revenue, Net [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	45.00%	46.00%	49.00%